COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases) (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Operating leases
2018	¥ 33,774
2019	23,797
2020	14,311
2021	12,115
2022	13,104
Thereafter	64,248
Total	¥ 161,349